Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues [Abstract]
Maximum aggregate amount of loss due to credit risk	$ 1,773	$ 2,114
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer A [Member] | Tanker Segment [Member]
Revenues [Abstract]
Concentration risk, percentage	39.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer B [Member] | Tanker Segment [Member]
Revenues [Abstract]
Concentration risk, percentage	14.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer C [Member] | Dry Bulk Segment [Member]
Revenues [Abstract]
Concentration risk, percentage	22.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer D [Member] | Dry Bulk Segment [Member]
Revenues [Abstract]
Concentration risk, percentage	0.00%	23.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer E [Member] | Dry Bulk Segment [Member]
Revenues [Abstract]
Concentration risk, percentage	0.00%	20.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer F [Member] | Dry Bulk Segment [Member]
Revenues [Abstract]
Concentration risk, percentage	0.00%	14.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer G [Member] | Dry Bulk Segment [Member]
Revenues [Abstract]
Concentration risk, percentage	0.00%	12.00%